Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of March 31, 2025 and March 31, 2024:

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$141,590,190	$—	$—	$141,590,190
Viasat, Inc. common stock	32,187,114	—	—	32,187,114
Self-directed brokerage accounts	—	20,845,120	—	20,845,120
Total investments in the fair value hierarchy	$173,777,304	$20,845,120	$—	$194,622,424
Common/collective trusts measured at NAV				$810,194,224
Pooled separate account measured at NAV				83,647,113
Total investments at fair value				$1,088,463,761

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$230,521,808	$—	$—	$230,521,808
Viasat, Inc. common stock	40,287,626	—	—	40,287,626
Self-directed brokerage accounts	—	20,280,676	—	20,280,676
Total investments in the fair value hierarchy	$270,809,434	$20,280,676	$—	$291,090,110
Common/collective trusts measured at NAV				$792,457,161
Total investments at fair value				$1,083,547,271